Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information of significant accounting policies [Abstract]
Summary of Standard Amendments and Interpretations That Have Been Issued but Not Yet Effective

Standards, amendments and interpretations that have been issued but not yet effective and not been early adopted by the Group during the years ended December 31, 2020 and 2021 are as follows:

Standards and amendments	Effective for annual periods beginning on or after
IAS 16 (Amendment) ‘Property, plant and equipment – proceeds before intended use’	January 1, 2022
IAS 37 (Amendment) ‘Onerous contracts – cost of fulfilling a contract’	January 1, 2022
IFRS 3 (Amendment) ‘Reference to the conceptual Framework’	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022
IFRS 17 Insurance Contracts	January 1, 2023
IFRS 17 (Amendment) Insurance Contracts	January 1, 2023

Standards and amendments	Effective for annual periods beginning on or after
IAS 1 (Amendment) ‘Classification of liabilities as current or non-current’	January 1, 2023
IAS 1 and IFRS Practice Statement 2 (Amendment) - Disclosure of Accounting Policies	January 1, 2023
IAS 8 (Amendment) - Definition of Accounting Estimates	January 1, 2023
Amendments to IFRS 4 - Extension of the Temporary Exemption from Applying IFRS 9	January 1, 2023
Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction Tax	January 1, 2023
Amendment to IFRS 10 and IAS 28 regarding sales or contribution assets between an investor and its associate or joint venture	To be determined

Summary of Useful Lives of Property Plant and Equipment	Depreciation is calculated using the straight-line method to allocate their cost amounts, net of their residual values, over their estimated useful lives, as follows:

–	Electronic equipment	5 years